20. Revenues (Annual) (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Revenue from Contract with Customer [Abstract]
Revenues

	Three Months Ended		Nine Months Ended
	September 30, 2022	September 30, 2021	September 30, 2022	September 30, 2021
Turnover
Turnover web-based	$163,563,603	$162,471,799	$565,785,709	$613,678,568
Turnover land-based	2,924,866	1,193,778	6,528,054	13,237,738
Total Turnover	166,488,469	163,665,577	572,313,763	626,916,306

Winnings/Payouts
Winnings web-based	152,545,450	152,328,198	527,323,323	572,975,466
Winnings land-based	2,208,100	1,031,217	5,166,387	11,362,524
Total Winnings/payouts	154,753,550	153,359,415	532,489,710	584,337,990

Gross Gaming Revenues	11,734,919	10,306,162	39,824,053	42,578,316

Less: ADM Gaming Taxes	2,822,830	2,515,570	9,671,040	9,129,881
Net Gaming Revenues	8,912,089	7,790,592	30,153,013	33,448,435

Service Revenues	679,205	239,490	2,022,002	428,924
Revenue	$9,591,294	$8,030,082	$32,175,015	$33,877,359

	For the Year Ended December 31,
	2021	2020
Handle (Turnover)
Handle web-based	$826,789,619	$505,369,803
Handle land-based	15,071,218	68,888,592
Total Handle (Turnover)	841,860,837	574,258,395

Winnings/Payouts
Winnings web-based	771,852,252	473,794,175
Winnings land-based	12,842,577	56,467,865
Total Winnings/Payouts	784,694,829	530,262,040

Gross Gaming Revenues	57,166,008	43,996,355

Less: ADM Gaming Taxes	12,657,930	6,874,752

Net Gaming Revenues	44,508,078	37,121,603
Betting platform software and services	1,038,713	144,764
Revenues	$45,546,791	$37,266,367